Cash and cash equivalents and cash flow supporting notes	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and cash flow supporting notes

15	Cash and cash equivalents and cash flow supporting notes

Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:

	2022 £’000	2021 £’000	2020 £’000
Cash at bank available on demand	2,836	10,057	7,546

During 2022, 2021 and 2020, cash inflows arose from equity financing transactions, included within financing activities on the face of the cash flow statement. As part of the equity transaction in December 2022 warrants to the value of £Nil (July 2021: £nil; May 2020: £1.0m;) were issued as disclosed in note 19.

	2022 £’000	2021 £’000	2020 £’000
Gross proceeds	321	10,091	10,792
Transaction costs	(78)	(1,056)	(1,050)
Proceeds from issuing shares	243	9,035	9,742

The following changes in loans and borrowings arose as a result of financing activities during the year:

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2022	620	699	1,319
Cash flows	–	(178)	(178)
Non-cashflows:	–	–	–
Loans and borrowings classified as non-current 31 December 2021 becoming current in 2022	(178)	178	–
Gain/(loss) in finance income within the consolidated statement of comprehensive income	–	(468)	(468)
Interest accruing in period	21	15	36
At 31 December 2022	463	246	709

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2021	60	1,759	1,819
Cash flows	–	(215)	(215)
Non-cashflows:
Foreign Exchange	–	(4)	(4)
New leases	715	5	720
Effect of modification to lease term – IFRS 16	–	(24)	(24)
Loans and borrowings classified as non-current 31 December 2020 becoming current in 2021	(178)	178	–
Transfer to share premium on exercise of warrants	–	(70)	(70)
Gain/(loss) recognised in finance income within the consolidated statement of comprehensive income	–	(936)	(936)
Interest accruing in period	23	6	29
At 31 December 2021	620	699	1,319

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2020	5,670	1,076	6,746
Cash flows	(6,182)	(258)	(6,440)
Non-cashflows:
Foreign Exchange	252	23	275
Fair value changes	1,176	–	1,176
Effect of modification to lease term – IFRS 16	(877)	89	(788)
Reclassification portion government loan to non-current	51	(51)	–
Warrants issued	–	997	997
Transfer to share premium on exercise of warrants	–	(499)	(499)
Gain/(loss) recognised in finance income within the consolidated statement of comprehensive income	–	397	397
Interest accruing in period	(30)	(15)	(45)
At 31 December 2020	60	1,759	1,819